Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Net Income (Loss) for the period attributed to Controlling shareholders'	R$ (3,770,198)	R$ 5,073,127	R$ (3,554,806)	R$ 10,310,498
Weighted average number of shares in the period – in thousands			1,306,865	1,336,021
Weighted average treasury shares – in thousands			(22,508)	(26,791)
Weighted average number of outstanding shares – in thousands			1,284,357	1,309,230
Basic earnings (loss) per common share – R$	R$ (2.93809)	R$ 3.90544	R$ (2.76777)	R$ 7.87524